SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY - Disclosure of statement cash flows for partly owned subsidiary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
From operating activities	$ (7,919)	$ (5,959)
From investing activities	(4,075)	(3,775)
From financing activities	6,740	17,051
Effect of foreign exchange on cash and cash equivalents	213	(982)
Net increase (decrease) in cash and cash equivalents	(5,041)	6,335
Focus Medical Herbs Ltd [Member]
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
From operating activities	1,882	2,357
From investing activities	(1,656)	(1,308)
From financing activities	(184)	(129)
Effect of foreign exchange on cash and cash equivalents	39	10
Net increase (decrease) in cash and cash equivalents	$ 81	$ 930